J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Pacific Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 12, 2012

to the Prospectus dated November 29, 2011, as supplemented

Effective immediately, the portfolio manager information for the Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-Adviser

JF International Management, Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Edward Pulling	2011	Managing Director
Mayur Nallamala	2011	Managing Director
Patrick Chiu	2011	Executive Director
Victor Lee	2011	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Asia Pacific Focus Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and portfolio allocations for the Fund. The portfolio managers are assisted by multiple country specialist teams who support the strategies of the Fund within the parameters established by the lead portfolio managers.

The Fund is managed by a team of portfolio managers from JFIMI’s Pacific Regional Group (PRG). The team is responsible for all of the Fund’s investment decisions. All portfolio managers on the team share equal responsibility in managing the Fund and making investment decisions. The team is composed of Edward Pulling, Mayur Nallamala, Patrick Chiu and Victor Lee.

Mr. Pulling, a Managing Director, is a regional investment manager with the PRG in Hong Kong. He joined JFIMI and its affiliates in 1995 as an investment manager specializing in Asian emerging markets including the Indian subcontinent. Mr. Nallamala, a Managing Director, is also a regional investment manager with the PRG in Hong Kong. He joined JFIMI and its affiliates in 2005. Mr. Chiu, an Executive Director and CFA charterholder, has been an investment manager with JFIMI since 2004. Mr. Lee, a Managing Director, is also a regional investment manager with the PRG in Hong Kong. He joined JFIMI and its affiliates in 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-APF-112

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Pacific Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 12, 2012

to the Statement of Additional Information dated November 29, 2011

Effective immediately, the portfolio manager information below for the Asia Pacific Focus Fund is revised in the “Portfolio Manager’s Other Accounts Managed” portion of the “PORTFOLIO MANAGER” section of the Statement of Additional Information to reflect the following:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Asia Pacific Focus Fund
Edward Pulling	1	23,453	10	6,797,573	0	0
Mayur Nallamala	0	0	3	219,512	14	4,920,488
Patrick Chiu	1	1,381,119	2	427,589	2	172,270
Victor Lee	0	0	1	437,816	4	6,935,358

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Asia Pacific Focus Fund
Edward Pulling	0	0	1	31,423	0	0
Mayur Nallamala	0	0	0	0	0	0
Patrick Chiu	0	0	0	0	0	0
Victor Lee	0	0	1	254,543	0	0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-APF-112